OTHER NONCURRENT LIABILITIES (Details) - USD ($) $ in Millions		Dec. 31, 2015	Dec. 31, 2014
OTHER NONCURRENT LIABILITIES
Pension liabilities		$ 842	$ 965
Other postretirement benefits		84	134
Environmental accruals		32	53
Restructuring and plant closing costs		51	49
Employee benefit accrual		36	39
Asset retirement obligations		34	26
Other		145	177
Other noncurrent liabilities	[1]	$ 1,224	$ 1,443

[1]	At December 31, 2015 and December 31, 2014, respectively, $34 and $46 of cash and cash equivalents, $12 and $10 of restricted cash, $26 and $41 of accounts and notes receivable (net), $54 and $68 of inventories, $5 and $6 of other current assets, $307 and $339 of property, plant and equipment (net), $36 and $40 of intangible assets (net), $38 and $27 of other noncurrent assets, $82 and $92 of accounts payable, $27 and $37 of accrued liabilities, $15 and $172 of current portion of debt, $137 and $36 of longterm debt, and $54 and $97 of other noncurrent liabilities from consolidated variable interest entities are included in the respective Balance Sheet captions above. See “Note 7. Variable Interest Entities.”